Class C2 [Member] Expense Example - Class C2 - Western Asset Short Duration Municipal Income Fund - Class C2	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	$ 1,240